ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		24 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Feb. 27, 2024
Business Combination [Line Items]
loss on classification as held for sale after income taxes	$ 7,600		$ 85,700
Loss on classification as held for sale before income taxes	10,200		115,100
Derecognized trade receivables under facilitates with recourse provisions	255,000		255,000	$ 255,000
Depreciation and Amortization, Discontinued Operations			89,000
DFV [Domain]
Business Combination [Line Items]
Derecognized trade receivables under facilitates with recourse provisions
Fresh Vegetables [Member]
Business Combination [Line Items]
Deferred Income Taxes and Tax Credits	2,600		29,400
Fresh Vegetables [Member]
Business Combination [Line Items]
Derecognized trade receivables under facilitates with recourse provisions	61,000		$ 61,000	$ 62,200
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Business Combination [Line Items]
Loss on classification as held for sale before income taxes	(10,214)	$ 0
Progressive Produce [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combination [Line Items]
Sale of division					$ 120,300
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 74,000
Disposal group, carrying value					41,900
Disposal Group, Including Discontinued Operation, Goodwill					$ 36,000
Progressive Produce [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations
Business Combination [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 400